Liabilities from financing activities	12 Months Ended
Dec. 31, 2021
Liabilities From Financing Activities
Liabilities from financing activities

33.	Liabilities from financing activities

The changes in the liabilities of the Company’s financing activities are shown below for the years ended December 31, 2021, 2020 and 2019:

	2021
				Non-cash transactions				Adjustments to the net loss
	Opening balance	Net cash (used in) from financing activities	Net cash used in operating activities	Acquisition of property, plant and equipment under new agreements and contractual amendment	Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares	Amortization with related assets	Distribution of interim dividends	Exchange rate changes, net	Provision for interest and cost amortization	Unrealized hedge results	Closing balance
Loans and financing	9,976,966	1,359,595	(704,409)	-	-	(198,270)	-	756,861	896,091	(186,804)	11,900,030
Leases	7,584,192	(1,449,285)	16,652	3,255,646	-	(41,973)	-	517,126	880,626	-	10,762,984
Dividends and interest on shaholders’ equity to pay (1)	23,139	(260,131)	-	-	-	-	236,992	-	-	-	-
Share capital	3,009,436	420,734	-	-	608,942	-	-	-	-	-	4,039,112
Shares to issue	1,180	926	-	-	(2,103)	-	-	-	-	-	3
Treasury shares	(62,215)	588	-	-	20,113	-	-	-	-	-	(41,514)
Capital reserves	207,246	(744,450)	21,578	-	724,337	-	-	-	-	-	208,711

(1)	The amount is recorded in the Other Liabilities group, in current liabilities.

				2020
					Non-cash transactions				Adjustments to the net loss
	Opening balance	Net cash flows from (used in) financing activities	Net cash flows from operating activities	Property, plant and equipment acquisition through financing	Factoring	Variation in variable and short-term liabilities	Deposit in guarantee	Write-off	Exchange rate changes, net	Provision for interest and cost amortization	Contractual amendment	Unrealized income (expenses) on derivatives	Closing balance
Loans and financing	8,409,841	(814,710)	(615,027)	25,974	411,457	-	-	-	2,207,107	727,318	-	(374,994)	9,976,966
Leases	6,052,780	(1,058,692)	(4,530)	454,248	-	18,731	(47,215)	(704,164)	1,833,257	818,529	221,248	-	7,584,192

	2019
				Non-cash changes					Adjustments to the net loss
	Opening balance	Net cash flows (used in) from financing activities	Net cash flows from operating activities	Property, plant and equipment acquisition through financing and lease	Maintenance reserve	Escrow deposit	Initial adoption adjustment – IFRS 16	Gains (losses) recognized in other comprehensive income (loss)	Exchange rate variation, net	Interest accrued and cost amortization	Write-offs and contractual amendment	Other results	Closing balance
Loans and financing	6,443,807	1,401,125	(444,006)	164,234	-	-	-	-	313,717	571,681	-	(40,717)	8,409,841
Leases	912,145	(1,617,677)	(23,304)	957,026	(6,498)	(476)	5,370,868	-	241,612	502,544	(283,460)	-	6,052,780
Derivatives	409,662	(407,322)	(43,008)	-	-	-	-	(94,527)	(13,946)	-	-	22,022	(127,119)